Concentrations (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Concentrations [Line Items]
Deposit at financial institutions (in Dollars)	$ 5,223,573	$ 5,711,423
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentrations [Line Items]
Revenue percentage	10.00%	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top 10 customers [Member]
Concentrations [Line Items]
Revenue percentage	27.20%	32.20%	30.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentrations [Line Items]
Revenue percentage	10.00%	10.00%
supplier [Member] | Purchase [Member] | Supplier Concentration Risk [Member]
Concentrations [Line Items]
Revenue percentage	29.60%	10.30%	10.00%
Guben Yanling Pill [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentrations [Line Items]
Revenue percentage	36.40%	42.50%	40.30%